Risks and Concentration - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 HKD ($)
Concentration Risk [Line Items]
Insurance coverage each bank	$ 250,000			¥ 500,000
Cash balance deposited with financial institutions	37,473,282
Credit Risk
Concentration Risk [Line Items]
Cash balance deposited with financial institutions	$ 37,200,000
Customer Concentration Risk | Net Revenue | Customer A
Concentration Risk [Line Items]
Concentration risk percentage	28.00%	19.00%	17.00%
Customer Concentration Risk | Net Revenue | Customer C
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	12.00%
Customer Concentration Risk | Net Revenue | Third Party Online Platform
Concentration Risk [Line Items]
Concentration risk percentage	25.00%	23.00%	34.00%
Customer Concentration Risk | Accounts Payables | Vendor
Concentration Risk [Line Items]
Concentration risk percentage	34.00%
PRC
Concentration Risk [Line Items]
Cash balance deposited with financial institutions	$ 3,894,720
Deposits Assets	147,788
PRC | Credit Risk
Concentration Risk [Line Items]
Cash balance deposited with financial institutions	2,294,662
Hong Kong
Concentration Risk [Line Items]
Cash balance deposited with financial institutions	2,990,585
Deposits Assets	570,984
Hong Kong Deposit Protection Board compensation limit	64,000				$ 500,000
Hong Kong | Credit Risk
Concentration Risk [Line Items]
Cash balance deposited with financial institutions	2,576,772
Korea
Concentration Risk [Line Items]
Cash balance deposited with financial institutions	206,949
Korea | Credit Risk
Concentration Risk [Line Items]
Cash balance deposited with financial institutions	$ 162,159